SEGMENT REPORTING (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Segment Reporting
Net sales	$ 988,179	$ 1,212,702	$ 1,294,440	$ 993,857	$ 966,091	$ 1,056,586	$ 1,072,375	$ 846,130	$ 4,489,180	$ 3,941,182	$ 3,240,493
Interest expense (income)									8,893	6,218	4,575
Amortization expense									6,393	4,860	2,795
Depreciation									54,949	48,536	40,823
Segment operating profit (loss)									207,263	181,469	164,438
Segment assets	1,647,548				1,464,677				1,647,548	1,464,677	1,292,058
Capital expenditures									95,862	71,116	53,762
Intersegment net sales
Segment Reporting
Net sales									424,888	392,540	204,044
Corporate
Segment Reporting
Interest expense (income)									10,130	6,234	3,737
Depreciation									9,466	8,443	7,828
Segment operating profit (loss)									(29,161)	(26,264)	(35,630)
Segment assets	101,896				54,171				101,896	54,171	45,986
Capital expenditures									3,665	2,727	11,604
North | Operating Segments
Segment Reporting
Net sales									1,279,459	1,133,656	1,000,426
Interest expense (income)									58	4	1
Amortization expense									830	559	115
Depreciation									12,062	10,511	8,948
Segment operating profit (loss)									66,239	61,326	59,408
Segment assets	386,483				351,270				386,483	351,270	302,009
Capital expenditures									17,820	23,026	10,902
North | Intersegment net sales
Segment Reporting
Net sales									56,682	67,161	57,770
South | Operating Segments
Segment Reporting
Net sales									1,024,747	837,370	711,862
Interest expense (income)									(6)	160	307
Amortization expense									1,292	607
Depreciation									8,244	6,880	6,190
Segment operating profit (loss)									60,049	46,646	47,146
Segment assets	266,503				240,661				266,503	240,661	192,085
Capital expenditures									9,185	12,286	5,571
South | Intersegment net sales
Segment Reporting
Net sales									76,297	74,566	38,641
West | Operating Segments
Segment Reporting
Net sales									1,599,274	1,417,924	1,251,093
Interest expense (income)									197	293	387
Amortization expense									1,998	1,723	1,858
Depreciation									14,836	14,116	13,326
Segment operating profit (loss)									103,357	82,465	76,875
Segment assets	496,939				462,311				496,939	462,311	438,674
Capital expenditures									26,024	23,212	19,648
West | Intersegment net sales
Segment Reporting
Net sales									56,004	83,245	88,311
All Other | Operating Segments
Segment Reporting
Net sales									585,700	552,232	277,112
Interest expense (income)									(1,486)	(473)	143
Amortization expense									2,273	1,971	822
Depreciation									10,341	8,586	4,531
Segment operating profit (loss)									6,779	17,296	16,639
Segment assets	$ 395,727				$ 356,264				395,727	356,264	313,304
Capital expenditures									39,168	9,865	6,037
All Other | Intersegment net sales
Segment Reporting
Net sales									$ 235,905	$ 167,568	$ 19,322